Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Total	Ordinary shares [Member]	Additional paid-in capital [Member]	Retained earnings [Member]	Accumulated other comprehensive Income (loss) [Member]	Treasury stock [Member]	Non-controlling interest [Member]
Balance at Dec. 31, 2013	$ 80,483	$ 40	$ 53,879	$ 25,723	$ 841
Balance, shares at Dec. 31, 2013		17,346,561
Change during period
Stock-based compensation	343		$ 343
Dividend paid	(1,908)			$ (1,908)
Net income	2,354			$ 2,471			$ (117)
Other comprehensive income (loss)	491				$ 491
Balance at Jun. 30, 2014	81,763	$ 40	$ 54,222	$ 26,286	1,332		$ (117)
Balance, shares at Jun. 30, 2014		17,346,561
Balance at Dec. 31, 2013	80,483	$ 40	53,879	25,723	841
Balance, shares at Dec. 31, 2013		17,346,561
Change during period
Stock-based compensation	693		693
Dividend paid	(3,473)			(3,473)
Acquisition of treasury stock	(146)					$ (146)
Acquisition of treasury stock, shares		(18,517)
Net income	5,055			5,150			$ (95)
Exercise of options, shares		64,028
Other comprehensive income (loss)	(1,775)				(1,775)
Balance at Dec. 31, 2014	80,837	$ 40	54,572	27,400	(934)	$ (146)	(95)
Balance, shares at Dec. 31, 2014		17,392,072
Balance at Mar. 31, 2014	80,780	$ 40	54,042	$ 26,478	$ 292		$ (72)
Balance, shares at Mar. 31, 2014		17,346,561
Change during period
Stock-based compensation	180		$ 180
Dividend paid	(867)			$ (867)
Net income	630			$ 675			$ (45)
Other comprehensive income (loss)	1,040				$ 1,040
Balance at Jun. 30, 2014	81,763	$ 40	$ 54,222	$ 26,286	1,332		$ (117)
Balance, shares at Jun. 30, 2014		17,346,561
Balance at Dec. 31, 2014	80,837	$ 40	54,572	$ 27,400	$ (934)	$ (146)	$ (95)
Balance, shares at Dec. 31, 2014		17,392,072
Change during period
Stock-based compensation	357		$ 357
Dividend paid	(2,435)			$ (2,435)
Net income	$ 1,133			$ 1,151			$ (18)
Exercise of options
Exercise of options, shares		2,467
Other comprehensive income (loss)	$ 1,347				$ 1,347
Balance at Jun. 30, 2015	81,239	$ 40	$ 54,929	$ 26,116	413	$ (146)	$ (113)
Balance, shares at Jun. 30, 2015		17,394,539
Balance at Mar. 31, 2015	80,455	$ 40	54,747	$ 27,109	$ (1,186)	$ (146)	$ (109)
Balance, shares at Mar. 31, 2015		17,392,072
Change during period
Stock-based compensation	182		$ 182
Dividend paid	(1,218)			$ (1,218)
Net income	$ 221			$ 225			$ (4)
Exercise of options
Exercise of options, shares		2,467
Other comprehensive income (loss)	$ 1,599				$ 1,599
Balance at Jun. 30, 2015	$ 81,239	$ 40	$ 54,929	$ 26,116	$ 413	$ (146)	$ (113)
Balance, shares at Jun. 30, 2015		17,394,539